Commitments Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of additional information [Abstract]
Commitments

19.	COMMITMENTS
Capital commitments
As of December 31, 2018, the Company has $24.5 million in committed capital purchases (December 31, 2017 - $21.8 million).
Royalties
Production from certain concessions within the Salamandra district, including the Mulatos Mine, is subject to a production royalty payable at a rate of 5% of the value of gold and silver production, less certain deductible refining and transportation costs. Production to a maximum of two million ounces of gold is subject to this royalty. For the year ended December 31, 2018, the royalty was paid or accrued on approximately 1.97 million ounces of applicable gold production. Royalty expense related to the third party royalty was $10.6 million for the year ended December 31, 2018 (2017 - $9.6 million). In addition, royalty expense includes the 0.5% Extraordinary Mining Duty, which totaled $1.2 million for the year ended December 31, 2018, payable to the Mexican government (2017- $1.0 million).
The Company is required to pay a 1.5% net smelter royalty on production from the Young-Davidson mine effective July 2, 2015. For the year ended December 31, 2018, the Company recorded a royalty expense of $3.5 million (2017 - $3.9 million). In addition, other royalties related to production at Young-Davidson totaled $0.1 million for the year ended December 31, 2018 (2017 - $0.5 million).
At the Island Gold mine, the Company is required to pay a 3% net smelter royalty on production from the Lochalsh claims, a 2% net smelter return royalty in addition to a 15% net profit interest royalty per ounce produced from the Goudreau claims, as well, a 4.38% net smelter return royalty and a 10.38% net profit interest royalty per ounce produced from Goudreau Lake property. For the year ended December 31, 2018, the Company recorded a royalty expense of $6.2 million related to production at Island Gold (2017 - $0.6 million).
In addition, a third party has a 2% net smelter return royalty on production from a portion of the Company's Turkish projects. The Company is also subject to a 2% state royalty on production in Turkey based on current gold prices, subject to certain deductions. No payments have been made, as the projects are not in production.